Property and equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 7,469
Changes in property, plant and equipment [abstract]
Balance at end of period	5,209	$ 7,469
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	5,279
Changes in property, plant and equipment [abstract]
Balance at end of period	3,841	5,279
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	982
Changes in property, plant and equipment [abstract]
Balance at end of period	691	982
Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	629
Changes in property, plant and equipment [abstract]
Balance at end of period	388	629
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	579
Changes in property, plant and equipment [abstract]
Balance at end of period	289	579
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	11,600	10,549
Changes in property, plant and equipment [abstract]
Additions	217	1,590
Disposals	(80)	(1,481)
Currency Translation Adjustment	(815)	942
Balance at end of period	10,922	11,600
Gross Carrying Amount | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	6,855	6,182
Changes in property, plant and equipment [abstract]
Additions	86	937
Disposals	0	(854)
Currency Translation Adjustment	(485)	590
Balance at end of period	6,456	6,855
Gross Carrying Amount | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,975	1,626
Changes in property, plant and equipment [abstract]
Additions	115	176
Disposals	(66)	0
Currency Translation Adjustment	(163)	173
Balance at end of period	1,861	1,975
Gross Carrying Amount | Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,460	1,633
Changes in property, plant and equipment [abstract]
Additions	1	359
Disposals	(14)	(623)
Currency Translation Adjustment	(86)	91
Balance at end of period	1,361	1,460
Gross Carrying Amount | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,310	1,108
Changes in property, plant and equipment [abstract]
Additions	15	118
Disposals	0	(4)
Currency Translation Adjustment	(81)	88
Balance at end of period	1,244	1,310
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(4,131)	(3,420)
Changes in property, plant and equipment [abstract]
Additions	(1,935)	(1,862)
Disposals	14	1,452
Currency Translation Adjustment	339	(301)
Balance at end of period	(5,713)	(4,131)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,576)	(1,165)
Changes in property, plant and equipment [abstract]
Additions	(1,182)	(1,147)
Disposals	0	844
Currency Translation Adjustment	143	(108)
Balance at end of period	(2,615)	(1,576)
Accumulated depreciation | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(993)	(665)
Changes in property, plant and equipment [abstract]
Additions	(269)	(246)
Disposals	0	0
Currency Translation Adjustment	92	(82)
Balance at end of period	(1,170)	(993)
Accumulated depreciation | Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(831)	(1,143)
Changes in property, plant and equipment [abstract]
Additions	(208)	(229)
Disposals	14	604
Currency Translation Adjustment	52	(63)
Balance at end of period	(973)	(831)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(731)	(447)
Changes in property, plant and equipment [abstract]
Additions	(276)	(240)
Disposals	0	4
Currency Translation Adjustment	52	(48)
Balance at end of period	$ (955)	$ (731)